Unaudited condensed consolidated interim statement of profit or loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Shipping income
Revenue	$ 1,223,573,000	$ 622,852,000
Gains on disposal of vessels/other tangible assets	394,871,000	103,791,000
Other operating income	37,055,000	20,155,000
Total shipping income	1,655,499,000	746,798,000
Operating expenses
Raw materials and consumables	(2,003,000)	(5,128,000)
Voyage expenses and commissions	(249,168,000)	(123,742,000)
Vessel operating expenses	(252,956,000)	(175,473,000)
Charter hire expenses	(3,974,000)	(1,620,000)
Depreciation tangible assets	(216,568,000)	(162,767,000)
Amortisation intangible assets	(1,428,000)	(1,602,000)
Impairment reversals/(losses)	729,000	(3,573,000)
General and administrative expenses	(58,558,000)	(56,395,000)
Total operating expenses	(783,926,000)	(530,300,000)
RESULT FROM OPERATING ACTIVITIES	871,573,000	216,498,000
Finance income	21,112,000	25,707,000
Finance expenses	(178,981,000)	(208,147,000)
Net finance expenses	(157,869,000)	(182,440,000)
Share of profit (loss) of equity accounted investees (net of income tax)	21,495,000	1,571,000
PROFIT (LOSS) BEFORE INCOME TAX	735,199,000	35,629,000
Income tax benefit (expense)	(1,985,000)	(2,840,000)
PROFIT (LOSS) FOR THE PERIOD	733,214,000	32,789,000
Attributable to:
Owners of the company	733,213,807	51,766,350
Non-controlling interest	$ 0	$ (18,977,000)
Basic earnings per share (in dollars per share)	$ 2.53	$ 0.27
Diluted earnings per share (in dollars per share)	$ 2.53	$ 0.27
Weighted average number of shares (basic) (in shares)	290,169,769	194,216,835
Weighted average number of shares (diluted) (in shares)	290,169,769	194,216,835